Provisions for employee benefits (Details 2) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Employee benefits expense	€ 2,951	€ 2,994	€ 3,119
Profit and loss [Member]
Statement Line Items [Line Items]
Current cost	80	86
Past service cost and (gains) losses on settlements	29	(5)
- interest cost on liabilities	35	44
- interest income on plan assets	(20)	(20)
Total interest cost (income), net	15	24
Remeasurements for long-term plans	3	(1)
Employee benefits expense	127	104
Payroll and related cost [Member]
Statement Line Items [Line Items]
Total interest cost (income), net	1	1
Employee benefits expense	113	81
Financial income (expense) [Member]
Statement Line Items [Line Items]
Total interest cost (income), net	14	23
Employee benefits expense	14	23
TFR [Member]
Statement Line Items [Line Items]
- interest cost on liabilities	3	6
Total interest cost (income), net	3	6
Employee benefits expense	3	6
TFR [Member] | Financial income (expense) [Member]
Statement Line Items [Line Items]
Total interest cost (income), net	3	6
Employee benefits expense	3	6
Foreign defined benefit plans [Member]
Statement Line Items [Line Items]
Current cost	24	28
Past service cost and (gains) losses on settlements	(1)	(4)
- interest cost on liabilities	29	34
- interest income on plan assets	(20)	(20)
Total interest cost (income), net	9	14
Employee benefits expense	32	38
Foreign defined benefit plans [Member] | Payroll and related cost [Member]
Statement Line Items [Line Items]
Employee benefits expense	23	24
Foreign defined benefit plans [Member] | Financial income (expense) [Member]
Statement Line Items [Line Items]
Total interest cost (income), net	9	14
Employee benefits expense	9	14
FISDE and other foreign medical plans [Member]
Statement Line Items [Line Items]
Current cost	2	2
Past service cost and (gains) losses on settlements		2
- interest cost on liabilities	2	3
Total interest cost (income), net	2	3
Employee benefits expense	4	7
FISDE and other foreign medical plans [Member] | Payroll and related cost [Member]
Statement Line Items [Line Items]
Employee benefits expense	2	4
FISDE and other foreign medical plans [Member] | Financial income (expense) [Member]
Statement Line Items [Line Items]
Total interest cost (income), net	2	3
Employee benefits expense	2	3
Other benefit plans [Member]
Statement Line Items [Line Items]
Current cost	54	56
Past service cost and (gains) losses on settlements	30	(3)
- interest cost on liabilities	1	1
Total interest cost (income), net	1	1
Remeasurements for long-term plans	3	(1)
Employee benefits expense	88	53
Other benefit plans [Member] | Payroll and related cost [Member]
Statement Line Items [Line Items]
Total interest cost (income), net	1	1
Employee benefits expense	€ 88	€ 53